Risk management - Gross carrying amount per IFRS 9 stage and rating class (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Other	€ 11,989.0	€ 12,369.0
Undrawn commitments
Disclosure of credit risk exposure [line items]
Undrawn borrowing facilities	200,000.0	156,000.0
Other positions
Disclosure of credit risk exposure [line items]
Other	0.0	6,000.0
Non IFRS 9 eligible assets commitments
Disclosure of credit risk exposure [line items]
Other	68,000.0	75,000.0
Gross carrying amount | Loans
Disclosure of credit risk exposure [line items]
Financial assets	1,135,409.0	1,048,574.0	€ 1,025,043.0
Increase (decrease) through changes in models or risk parameters, financial assets
Gross carrying amount | Stage 3: Lifetime Expected Credit Losses | Purchased credit impaired
Disclosure of credit risk exposure [line items]
Financial assets	(29.0)	(21.0)
Gross carrying amount | Lifetime expected credit losses | Credit impaired | Loans
Disclosure of credit risk exposure [line items]
Financial assets	13,590.0	13,742.0	11,956.0
Increase (decrease) through changes in models or risk parameters, financial assets
Gross carrying amount | Lifetime expected credit losses | Not credit-impaired | Loans
Disclosure of credit risk exposure [line items]
Financial assets	77,487.0	79,888.0	75,454.0
Increase (decrease) through changes in models or risk parameters, financial assets
Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Percentage of financial assets	92.00%	91.10%
Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Percentage of financial assets	6.80%	7.60%
Increase (decrease) through changes in models or risk parameters, financial assets	€ 2,400.0
Gross carrying amount | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	77,500.0	€ 79,900.0
Gross carrying amount | Stage 2 | Lifetime expected credit losses | Not credit-impaired | Loans
Disclosure of credit risk exposure [line items]
Increase (decrease) through net transfers, financial assets	15,700.0
Increase (decrease) through net level three transfers, financial assets	€ 1,200.0
Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Percentage of financial assets	1.20%	1.30%
Gross carrying amount | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	€ 13,600.0	€ 13,700.0
Increase (decrease) through changes in models or risk parameters, financial assets	200.0
Gross carrying amount | Stage 3 | Credit impaired | Loans
Disclosure of credit risk exposure [line items]
Decrease through derecognition and repayments financial assets	2,300.0
Decrease through write-offs and disposals, financial assets	1,500.0
Gross carrying amount | Stage 3 | Credit impaired | Loans | Of which: non-performing
Disclosure of credit risk exposure [line items]
Increase (decrease) through changes in models or risk parameters, financial assets	(3,500.0)
Provisions
Disclosure of credit risk exposure [line items]
Financial assets	(6,101.0)	(6,049.0)
Provisions | Loans
Disclosure of credit risk exposure [line items]
Financial assets	(6,101.0)	(6,049.0)	(5,839.0)
Increase (decrease) through changes in models or risk parameters, financial assets	3.0	(20.0)
Provisions | Lifetime expected credit losses | Purchased credit impaired | Loans
Disclosure of credit risk exposure [line items]
Financial assets	(29.0)	(21.0)
Provisions | Lifetime expected credit losses | Credit impaired | Loans
Disclosure of credit risk exposure [line items]
Financial assets	(4,476.0)	(4,509.0)	(3,887.0)
Increase (decrease) through changes in models or risk parameters, financial assets	(35.0)	(22.0)
Provisions | Lifetime expected credit losses | Not credit-impaired | Loans
Disclosure of credit risk exposure [line items]
Financial assets	(1,179.0)	(1,130.0)	€ (1,435.0)
Increase (decrease) through changes in models or risk parameters, financial assets	71.0	(6.0)
Provisions | Stage 2 | Loans
Disclosure of credit risk exposure [line items]
Financial assets	(1,200.0)
Increase (decrease) due to sales and repayments, financial assets	18,100.0
Increase provision, net	49.3
Provisions | Stage 3 | Loans
Disclosure of credit risk exposure [line items]
Financial assets, increase in provisions	33.0
IFRS 9 | Gross carrying amount
Disclosure of credit risk exposure [line items]
Financial assets	1,135,409.0	1,048,574.0
IFRS 9 | Gross carrying amount | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	80,064.0	79,357.0
IFRS 9 | Gross carrying amount | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	148,315.0	142,250.0
IFRS 9 | Gross carrying amount | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	305,093.0	251,149.0
IFRS 9 | Gross carrying amount | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	354,012.0	335,008.0
IFRS 9 | Gross carrying amount | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	173,589.0	172,827.0
IFRS 9 | Gross carrying amount | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	48,855.0	42,811.0
IFRS 9 | Gross carrying amount | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	5,094.0	4,897.0
IFRS 9 | Gross carrying amount | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	4,349.0	4,060.0
IFRS 9 | Gross carrying amount | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	2,447.0	2,474.0
IFRS 9 | Gross carrying amount | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	13,590.0	13,742.0
IFRS 9 | Gross carrying amount | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	1,044,332.0	954,943.0
IFRS 9 | Gross carrying amount | Stage 1 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	79,938.0	79,076.0
IFRS 9 | Gross carrying amount | Stage 1 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	146,878.0	140,671.0
IFRS 9 | Gross carrying amount | Stage 1 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	299,699.0	244,241.0
IFRS 9 | Gross carrying amount | Stage 1 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	334,845.0	310,324.0
IFRS 9 | Gross carrying amount | Stage 1 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	156,373.0	154,348.0
IFRS 9 | Gross carrying amount | Stage 1 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	26,187.0	25,377.0
IFRS 9 | Gross carrying amount | Stage 1 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	412.0	905.0
IFRS 9 | Gross carrying amount | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	77,487.0	79,888.0
IFRS 9 | Gross carrying amount | Stage 2 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	126.0	281.0
IFRS 9 | Gross carrying amount | Stage 2 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	1,437.0	1,579.0
IFRS 9 | Gross carrying amount | Stage 2 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	5,394.0	6,908.0
IFRS 9 | Gross carrying amount | Stage 2 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	19,168.0	24,683.0
IFRS 9 | Gross carrying amount | Stage 2 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	17,217.0	18,479.0
IFRS 9 | Gross carrying amount | Stage 2 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	22,668.0	17,433.0
IFRS 9 | Gross carrying amount | Stage 2 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	4,682.0	3,992.0
IFRS 9 | Gross carrying amount | Stage 2 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	4,349.0	4,059.0
IFRS 9 | Gross carrying amount | Stage 2 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	2,447.0	2,474.0
IFRS 9 | Gross carrying amount | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	13,590.0	13,742.0
IFRS 9 | Gross carrying amount | Stage 3 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	13,590.0	13,742.0
IFRS 9 | Provisions
Disclosure of credit risk exposure [line items]
Financial assets	(6,101.0)	(6,049.0)
IFRS 9 | Provisions | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(2.0)	(1.0)
IFRS 9 | Provisions | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(13.0)	(11.0)
IFRS 9 | Provisions | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(45.0)	(29.0)
IFRS 9 | Provisions | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(119.0)	(110.0)
IFRS 9 | Provisions | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(254.0)	(281.0)
IFRS 9 | Provisions | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(504.0)	(490.0)
IFRS 9 | Provisions | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(228.0)	(181.0)
IFRS 9 | Provisions | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(262.0)	(233.0)
IFRS 9 | Provisions | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(198.0)	(203.0)
IFRS 9 | Provisions | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	(4,476.0)	(4,509.0)
IFRS 9 | Provisions | Stage 1
Disclosure of credit risk exposure [line items]
Financial assets	(446.0)	(409.0)
IFRS 9 | Provisions | Stage 1 | 1 (AAA)
Disclosure of credit risk exposure [line items]
Financial assets	(2.0)	(1.0)
IFRS 9 | Provisions | Stage 1 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(11.0)	(10.0)
IFRS 9 | Provisions | Stage 1 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(39.0)	(21.0)
IFRS 9 | Provisions | Stage 1 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(77.0)	(55.0)
IFRS 9 | Provisions | Stage 1 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(165.0)	(190.0)
IFRS 9 | Provisions | Stage 1 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(147.0)	(124.0)
IFRS 9 | Provisions | Stage 1 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(5.0)	(8.0)
IFRS 9 | Provisions | Stage 2
Disclosure of credit risk exposure [line items]
Financial assets	(1,179.0)	(1,130.0)
IFRS 9 | Provisions | Stage 2 | 2-4 (AA)
Disclosure of credit risk exposure [line items]
Financial assets	(1.0)	(1.0)
IFRS 9 | Provisions | Stage 2 | 5-7 (A)
Disclosure of credit risk exposure [line items]
Financial assets	(6.0)	(8.0)
IFRS 9 | Provisions | Stage 2 | 8-10 (BBB)
Disclosure of credit risk exposure [line items]
Financial assets	(43.0)	(55.0)
IFRS 9 | Provisions | Stage 2 | 11-13 (BB)
Disclosure of credit risk exposure [line items]
Financial assets	(89.0)	(91.0)
IFRS 9 | Provisions | Stage 2 | 14-16 (B)
Disclosure of credit risk exposure [line items]
Financial assets	(357.0)	(366.0)
IFRS 9 | Provisions | Stage 2 | 17 (CCC)
Disclosure of credit risk exposure [line items]
Financial assets	(224.0)	(173.0)
IFRS 9 | Provisions | Stage 2 | 18 (CC)
Disclosure of credit risk exposure [line items]
Financial assets	(262.0)	(233.0)
IFRS 9 | Provisions | Stage 2 | 19 (C)
Disclosure of credit risk exposure [line items]
Financial assets	(198.0)	(203.0)
IFRS 9 | Provisions | Stage 3
Disclosure of credit risk exposure [line items]
Financial assets	(4,476.0)	(4,509.0)
IFRS 9 | Provisions | Stage 3 | 20-22 (D)
Disclosure of credit risk exposure [line items]
Financial assets	€ (4,476.0)	€ (4,509.0)